CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Aug. 04, 2020		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 288	24,712	0	$ 25,000
Issuance of Class B common stock to Sponsor (in shares)	2,875,000
Net income (loss)		0	(5,476)	(5,476)
Balance at the end at Dec. 31, 2020	$ 288	24,712	(5,476)	19,524
Balance at the end (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A common stock to redemption amount		(313,212)	(7,606,206)	(7,919,418)
Cash paid in excess of fair value of private warrants		288,400	0	288,400
Issuance of Representative Warrants		100	0	100
Net income (loss)		0	3,853,881	3,853,881
Balance at the end at Mar. 31, 2021	$ 288	0	(3,757,801)	(3,757,513)
Balance at the end (in shares) at Mar. 31, 2021	2,875,000
Balance at the beginning at Dec. 31, 2020	$ 288	24,712	(5,476)	19,524
Balance at the beginning (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				2,047,910
Balance at the end at Jun. 30, 2021	$ 288	0	(5,563,772)	(5,563,484)
Balance at the end (in shares) at Jun. 30, 2021	2,875,000
Balance at the beginning at Dec. 31, 2020	$ 288	24,712	(5,476)	19,524
Balance at the beginning (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A common stock to redemption amount		(313,212)	(7,606,206)	(7,919,418)
Cash paid in excess of fair value of private warrants		288,400	0	288,400
Issuance of Representative Warrants		100	0	100
Net income (loss)		0	3,244,206	3,244,206
Balance at the end at Dec. 31, 2021	$ 288	0	(4,367,476)	(4,367,188)
Balance at the end (in shares) at Dec. 31, 2021	2,875,000
Balance at the beginning at Mar. 31, 2021	$ 288	0	(3,757,801)	(3,757,513)
Balance at the beginning (in shares) at Mar. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		0	(1,805,971)	(1,805,971)
Balance at the end at Jun. 30, 2021	$ 288	0	(5,563,772)	(5,563,484)
Balance at the end (in shares) at Jun. 30, 2021	2,875,000
Balance at the beginning at Dec. 31, 2021	$ 288	0	(4,367,476)	(4,367,188)
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		0	1,122,187	1,122,187
Balance at the end at Mar. 31, 2022	$ 288	0	(3,245,289)	(3,245,001)
Balance at the end (in shares) at Mar. 31, 2022	2,875,000
Balance at the beginning at Dec. 31, 2021	$ 288	0	(4,367,476)	(4,367,188)
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				1,980,736
Balance at the end at Jun. 30, 2022	$ 288	0	(2,386,740)	(2,386,452)
Balance at the end (in shares) at Jun. 30, 2022	2,875,000
Balance at the beginning at Mar. 31, 2022	$ 288	0	(3,245,289)	(3,245,001)
Balance at the beginning (in shares) at Mar. 31, 2022	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		0	858,549	858,549
Balance at the end at Jun. 30, 2022	$ 288	$ 0	$ (2,386,740)	$ (2,386,452)
Balance at the end (in shares) at Jun. 30, 2022	2,875,000